Long-Term Debt - Schedule of Maturities of Long-Term Debt (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025 (remaining)	$ 27,501
2026	9,197	$ 9,924,195
2027	10,100,000	9,197
Total payments	10,136,698	9,933,392
Less: Unamortized debt issuance costs	(10,028,399)	(4,938,362)
Less: Current maturities of long-term debt	(36,698)	(4,985,833)	$ (4,199,362)
Long-term debt	$ 71,601	$ 9,197	$ 95,982